Note 20 - Taxation (Details) - Reconciliation of Company's Income Taxes (Parentheticals)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Company's Income Taxes [Abstract]
Federal statutory rate	35.00%	35.00%